Deposits	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Deposits
(6)	Deposits

Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2023	2022	2021

Interest bearing checking accounts	$382	$190	$178
Savings accounts	2,531	920	624
Time deposits and money market accounts	50,439	4,617	5,863
Total	$53,352	$5,727	$6,665

At December 31, 2023, the maturity of total time deposits is as follows:

(dollars in thousands)

Under 1 year	$1,715,122
1 to 2 years	26,971
2 to 3 years	1,122
3 to 4 years	91,716
4 to 5 years	1,061
Over 5 years	32
$1,836,024

Included in total time deposits as of December 31, 2023 and 2022 is $ 474.4 million and $250.0 million in time deposits with balances in excess of $250,000.